UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06115
THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)
c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)
John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31, 2005

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended January 31, 2005 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

January 31, 2005 (unaudited)

COMMON STOCKS—93.72%

Shares			Value

SINGAPORE—93.72%

Agricultural Biotechnology—2.82%
10,000,000	China Sun Bio-chem Technology Group Co., Ltd.	*	2,774,559

Banks & Financial Services—21.55%
1,043,000	Oversea-Chinese Banking Corp. Ltd.		8,713,397
1,474,712	United Overseas Bank Ltd.		12,499,846
			21,213,243

Building Materials—1.68%
1,999,000	Hong Leong Asia Ltd.		1,657,808

Chemicals and Plastics—0.96%
1,900,000	China Flexible Packaging Holdings Ltd.		950,058

Communications - Media—4.13%
1,496,683	Singapore Press Holdings Ltd.		4,070,495

Conglomerate—3.28%
196,800	Jardine Matheson Holdings Ltd.		3,227,520

Diversified—1.36%
162,000	Jardine Strategic Holdings Ltd.		1,336,500

E-Business—4.74%
8,794,000	DMX Technologies Group, Ltd.	*	4,665,394

Education—1.84%
4,392,000	Raffles Education Corp. Ltd.		1,807,793

Foods—2.01%
4,839,000	Food Junction Holdings Ltd.		1,977,029

Industrial—5.83%
1,975,000	Singapore Technologies Engineering Ltd.	+	2,890,420
5,072,333	Wing Tai Holdings Ltd.		2,845,629
			5,736,049

Manufacturing—0.21%
1,500,000	Linair Technologies Ltd.	*	210,379

Property Development—11.31%
300,000	Capitacommercial Trust, Ltd.		268,919
1,400,000	Capitaland Ltd.	+	1,954,997
1,070,000	City Developments Ltd.		4,469,480
990,000	Hongkong Land Holdings, Ltd.		2,336,400
1,500,000	Keppel Land Ltd.	+	2,103,787
			11,133,583

Recycling—9.79%
14,641,000	Citiraya Industries, Ltd.		9,642,222

Semiconductor—0.98%
1,700,000	STATS ChipPAC Ltd.	*	964,083

Shipyards—2.87%
503,500	Keppel Corp. Ltd.	+	2,824,684

Telecommunications—6.76%
4,279,650	Singapore Telecommunications Ltd.	+	6,654,739

Transportation - Air—4.20%
580,150	Singapore Airlines Ltd.	+	4,139,127

Transportation - Marine—4.53%
5,588,000	Cosco Corp. (Singapore Ltd.)		4,463,858

Water Treatment Systems—2.87%
1,647,313	Hyflux Ltd.		2,822,702

Total Common Stocks (Cost—$68,953,412)			92,271,825

PREFERRED STOCKS—0.36%

Shares		Value

SINGAPORE—0.36%
Property Development—0.36%
463,200	City Developments Ltd. (Non-convertible Cumulative)	350,246

Total Preferred Stocks (Cost—$269,867)

TIME DEPOSITS—10.89%

Principal Amount (000)			Value

SINGAPORE DOLLAR —9.25%
14,944	Citibank Singapore 0.23%, due 2/1/05		9,112,598

U.S. DOLLAR —1.64%
191	Bank of New York, 0.05%, due 2/1/05		190,581
1,422	Citibank Singapore, 1.58%, due 2/1/05		1,421,990
Total U.S. DOLLAR Time Deposits			1,612,571

Total Time Deposits (Cost—$10,742,745)			10,725,169

Total Investments—104.97% (Cost—$79,966,024)			103,347,240

Liabilities in excess of other assets—(4.97)%			(4,896,357)

NET ASSETS
	(Applicable to 9,211,045 shares of capital stockoutstanding; equivalent to $10.69 per share)	—100.00%	$98,450,883

* Non-income producing securities.

+ Deemed to be an affiliated issuer.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30-a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer

Date: March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: March 9, 2005
John J. O’Keefe, Vice President & Treasurer

\s\ Ikuo Mori		Date: March 9, 2005
Ikuo Mori, Chairman